UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22010

Cohen & Steers European Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31, 2008

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 99.0%
AUSTRIA 3.2%
DIVERSIFIED
CA Immobilien Anlagen AG(a)	26,793	$556,567
Immofinanz Immobilien Anlagen AG	35,019	333,270
TOTAL AUSTRIA		889,837
FINLAND 4.5%
DIVERSIFIED 1.9%
Citycon Oyj	97,488	540,284
OFFICE 2.6%
Sponda Oyj	51,206	599,161
Technopolis Oyj	16,457	129,506
		728,667
TOTAL FINLAND		1,268,951
FRANCE 24.7%
DIVERSIFIED 21.2%
Eurosic(a)	4,758	229,896
Fonciere des Regions	5,856	776,819
ICADE	4,246	547,149
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)	3,661	492,354
Unibail-Rodamco	16,629	3,946,063
		5,992,281
SHOPPING CENTER 3.5%
Klepierre	10,290	549,417
Mercialys Promesse	11,382	425,119
		974,536
TOTAL FRANCE		6,966,817
GERMANY 5.5%
APARTMENT 1.6%
Deutsche Wohnen AG	10,261	362,671

1

	Number
	of Shares	Value

Gagfah SA	4,677	$85,369
		448,040
DIVERSIFIED 2.0%
IVG Immobilien AG	16,597	564,942
OFFICE 1.9%
Alstria Office AG(a)	23,745	396,443
Eurocastle Investment Ltd.	5,936	145,889
		542,332
TOTAL GERMANY		1,555,314
ITALY 2.3%
OFFICE 1.4%
Beni Stabili S.p.A.	392,523	399,472
SHOPPING CENTER 0.9%
Immobiliare Grande Distribuzione	81,705	246,080
TOTAL ITALY		645,552
NETHERLANDS 6.9%
DIVERSIFIED 1.7%
Eurocommercial Properties NV	8,884	472,190
INDUSTRIAL 0.5%
ProLogis European Properties	9,554	144,312
OFFICE 0.9%
VastNed Offices/Industrial NV	8,256	246,689
SHOPPING CENTER 3.8%
Corio NV	9,854	813,777
VastNed Retail NV	2,615	257,184
		1,070,961
TOTAL NETHERLANDS		1,934,152
NORWAY 1.0%
DIVERSIFIED
Norwegian Property ASA	28,116	284,650

2

	Number
	of Shares	Value

SWEDEN 5.2%
DIVERSIFIED 3.5%
Castellum AB	46,533	$529,651
Fabege AB	48,616	468,789
		998,440
OFFICE 1.7%
Klovern AB	125,354	479,755
TOTAL SWEDEN		1,478,195
UNITED KINGDOM 45.7%
DIVERSIFIED 27.3%
British Land Co., PLC	108,409	2,194,419
Hammerson PLC	81,876	1,860,398
Helical Bar PLC	63,902	494,261
Land Securities Group PLC	98,590	3,143,604
		7,692,682
INDUSTRIAL 6.5%
Brixton PLC	65,747	460,717
Segro PLC	136,203	1,376,908
Total INDUSTRIAL		1,837,625
OFFICE 7.9%
Derwent London PLC	43,987	1,203,955
Great Portland Estates PLC	106,822	1,033,788
		2,237,743
REAL ESTATE OPERATIONS/DEVELOPMENT 0.9%
St. Modwen Properties PLC	26,539	262,637
SELF STORAGE 1.5%
Big Yellow Group PLC	17,373	144,472
Safestore Holdings Ltd.	92,499	278,682
		423,154
SHOPPING CENTER 1.6%
Liberty International PLC	21,069	450,743

3

		Number
		of Shares	Value

TOTAL UNITED KINGDOM			$12,904,584
TOTAL COMMON STOCK(b) (Identified cost—$29,084,237)			27,928,052

		Principal
		Amount

COMMERCIAL PAPER 1.2%
San Paolo US Financial, 1.90%, due 2/1/08 (Identified cost—$342,000)		$342,000	342,000

TOTAL INVESTMENTS (Identified cost—$29,426,237)	100.2%		28,270,052

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)%		(64,414)

NET ASSETS	100.0%		$28,205,638

Note: Percentages indicated are based on the net assets of the fund.

(a)	Non-income producing security.
(b)

All securities except Eurosic and ProLogis European Properties have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities maybe fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of January 31, 2008, the federal tax cost and net unrealized depreciation of securities were as follow:

Gross unrealized appreciation	$265,322
Gross unrealized depreciation	(1,421,507)
Net unrealized depreciation	$(1,156,185)

Cost for federal income tax purposes	$29,426,237

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS EUROPEAN REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

 Name: Adam M. Derechin

Title: President

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name: Adam M. Derechin			Name: James Giallanza
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: March 24, 2008